Other Income/(Expense)-Net (Tables)	12 Months Ended
Dec. 31, 2015
Other Income/(Expense)-Net [Abstract]
Schedule Of Other Income/(Expense)- Net

	For the Years Ended December 31,
	2015	2014	2013
Market value gains related to deferred
compensation trusts	$148	$3,118	$4,982
Loss on disposal of property and equipment	(698)	(640)	(320)
Interest income/ (expense)	281	(29)	847
Other - net	(418)	72	(39)
Total other income/(expense)	$(687)	$2,521	$5,470